SHARE-BASED COMPENSATION (Details 2) - shares	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance under employee stock plans		9,330,341
Employee Stock Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options available to be granted		287,298
Total options outstanding		958,782
Total common stock reserved for future issuance under employee stock plans		1,246,080
Employee Stock Plans [Member] | Airspan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options available to be granted	221,323
Total options outstanding	1,018,125
Total common stock reserved for future issuance under employee stock plans	1,239,448,000